Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Components of Income Before Provision for Income Tax Expense
The components of income before provision for income tax expense are as follows:

	Year ended
	December	December	December
	2014	2013	2012
	(in thousands)
Ireland	$143,889	$80,914	$12,157
United States	6,966	16,218	11,371
Other	51,861	23,733	43,693

Income before provision for income taxes	$202,716	$120,865	$67,221

Components of Total Income Tax Expense
The components of total income tax expense are as follows:

	Year ended
	December	December	December
	2014	2013	2012
	(in thousands)
Provision for income taxes:
Current:
Ireland	$19,562	$9,158	$1,684
United States	7,891	14,492	12,290
Other	10,695	4,876	8,257

Total current tax	38,148	28,526	22,231

Deferred expense/(benefit):
Ireland	(1,178)	1,914	(287)
United States	(3,031)	(9,420)	(9,715)
Other	(3,691)	(2,967)	(428)

Total deferred tax expense/(benefit)	(7,900)	(10,473)	(10,430)

Provision for income taxes	30,248	18,053	11,801

Impact on shareholders equity and other comprehensive income of the tax consequence of :
Excess tax benefit on stock compensation	(2,404)	(1,651)	(1,274)
Currency impact on long term funding	178	87	356

Total	$28,022	$16,489	$10,883

Reconciliation of Consolidated Effective Tax Rate and Statutory Rate
The Company’s consolidated effective tax rate differed from the statutory rate as set forth below;
	Year ended
	December	December	December
	2014	2013	2012
	(in thousands)
Taxes at Irish statutory rate of 12.5% (2013:12.5%; 2012:12.5%)	$25,340	$15,108	$8,401
Foreign and other income taxed at higher rates	1,981	4,085	6,360
Research & development tax incentives	(1,810)	(2,598)	(4,954)
Movement in valuation allowance	(1,965)	2,389	1,557
Effects of change in tax rates	543	1,553	867
Increase in unrecognized tax benefits	2,869	(1,409)	646
Prior year over provision	(552)	(47)	(678)
Effects of permanent items	3,219	(1,002)	(26)
Other	623	(26)	(372)
	$30,248	$18,053	$11,801

Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities are presented below:
	Year ended
	December	December	December
	2014	2013	2012
	(in thousands)
Deferred tax liabilities:
Property, plant and equipment	$4,270	$6,501	$6,631
Goodwill attributable to intangibles	18,645	14,013	11,467
Other intangible assets	3,657	970	2,707
Accruals	238	51	77
Other	-	4	88
Unrealized FX	1,709	1,056	1,160

Total deferred tax liabilities recognized	28,519	22,595	22,130

Deferred tax assets:
Net operating loss and tax credits carryforwards	30,586	29,696	26,545
Property, plant and equipment	4,002	2,739	2,345
Accrued expenses and payments on account	37,620	30,136	20,326
Stock compensation	8,717	6,291	5,586
Deferred compensation expense	1,853	1,187	1,136
Other	892	-	-
Unrealized FX	352	92	98
Total deferred tax assets	84,022	70,141	56,036
Valuation allowance for deferred tax assets	(23,145)	(24,348)	(21,190)
Deferred tax assets recognized	60,877	45,793	$34,846
Deferred tax assets net of unrecognized tax benefits	60,877	45,793	34,846
Overall Net deferred tax asset	32,358	$23,198	$12,716

Expected Expiry Dates of NOL's	The expected expiry dates of these losses are as follows:
	Federal	State
	NOL’s	NOL’s
	(in thousands)

2015- 2020	678	1,893
2021- 2025	4,031	12,705
2026- 2033	32,170	50,542
	$36,879	$65,140

Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:
	December 31,	December 31,	December 31,
	2014	2013	2012
	(in thousands)
Gross amount of unrecognized tax benefits at start of year	$5,780	$7,189	$6,543

Increase related to acquired tax positions	14,552	-	-
Increase related to prior year tax positions	565	-	1,167
Decrease related to prior year tax positions	(183)	(494)	-
Increase related to current year tax positions	3,709	2,269	1,473
Settlements	(2)	(899)	(98)
Lapse of statute of limitations	(1,220)	(2,285)	(1,896)
Gross amount of unrecognized tax benefits at end of year	$23,201	$5,780	$7,189